INCOME TAXES	12 Months Ended
Aug. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes	INCOME TAXES
Components of income tax recovery are as follows:

	AUGUST 31, 2022	AUGUST 31, 2021
Current tax
Current expense	$225	$—
Prior year adjustments	175	—
	$400	$—
Deferred tax
Origination and reversal of temporary differences	$(11,809)	(27,244)
Change in tax rate and rate differences	—	1,292
Change in unrecognized temporary differences	11,750	26,026
Prior year adjustments	(429)	(74)
	$(488)	$—
Total income tax recovery	$(88)	$—

A reconciliation of income tax recovery at the statutory rate to amounts recorded in the consolidated financial statements is provided below:

	AUGUST 31, 2022	AUGUST 31, 2021
Loss before income taxes	$(14,371)	$(130,704)
Statutory income tax rate	29.0%	29.0%
Tax calculated at statutory rate	(4,168)	(37,904)
Non-deductible (non-taxable) items	(8,000)	9,514
Difference between current and future tax rates	—	1,292
Benefit of deductible temporary differences not recognized	11,750	26,026
Effect of tax rates in other jurisdictions	604	1,144
Other	154	(72)
Prior year tax adjustments	(428)	—
Income tax recovery	$(88)	$—
Recognized deferred tax assets and liabilities consist of the following:

	AUGUST 31, 2022	AUGUST 31, 2021
Deferred tax assets are attributable to the following:
Non-capital losses	$6,479	$5,078
Lease liabilities	862	1,544
Deferred tax assets	7,341	6,622
Set-off of tax	(7,341)	(6,622)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:
Property, plant and equipment	$(581)	$—
Intangible assets	(3,719)	(652)
Biological assets	(2,628)	(1,755)
Inventories	(3,165)	(2,670)
Right-of-use assets	(550)	(1,146)
Net investment in sublease	(315)	(398)
Other	—	(1)
Deferred tax liabilities	(10,958)	(6,622)
Set-off of tax	7,341	6,622
Net deferred tax liability	$(3,617)	$—

The changes in temporary differences during the years ended August 31, 2022 and 2021 were as follows:

	NET BALANCE AT AUGUST 31, 2021	RECOGNIZED IN PROFIT OR LOSS	ACQUIRED IN A BUSINESS COMBINATION	NET BALANCE AT AUGUST 31, 2022
Non-capital losses	$5,078	$1,431	$—	$6,509
Property, plant and equipment	—	(477)	(104)	(581)
Intangible assets	(652)	666	(3,733)	(3,719)
Biological assets	(1,755)	(834)	(39)	(2,628)
Inventories	(2,670)	(296)	(229)	(3,195)
Lease liabilities	1,544	(693)	11	862
Right-of-use assets	(1,146)	607	(11)	(550)
Net investment in sublease	(398)	83		(315)
Other	(1)	1	—	—
Net tax (liabilities) assets	$—	$488	$(4,105)	$(3,617)

	NET BALANCE AT AUGUST 31, 2020	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2021
Non-capital losses	$6,669	$(1,591)	$—	$5,078
Property, plant and equipment	(961)	961	—	—
Intangible assets	(10)	(642)	—	(652)
Biological assets	(170)	(1,585)	—	(1,755)
Inventories	(5,367)	2,697	—	(2,670)
Lease liabilities	1,038	506	—	1,544
Right-of-use assets	(1,096)	(50)	—	(1,146)
Net investment in sublease	—	(398)	—	(398)
Other	(103)	102	—	(1)
Net tax liabilities	$—	$—	$—	$—
At August 31, 2022, the Company has non-capital loss carryforwards available to offset future taxable income in Canada, which expire as follows:

AUGUST 31, 2022
August 31, 2035	$1,070
August 31, 2037	11,825
August 31, 2038	14,735
August 31, 2039	18,254
August 31, 2040	85,340
August 31, 2041	79,142
August 31, 2042	50,281
$260,647

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	AUGUST 31, 2022	AUGUST 31, 2021
Deductible temporary differences	$24,667	$31,803
Tax losses	238,595	191,607
	$263,262	$223,410